Customer Concentration - Schedule of Customer Concentration (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	29.00%	24.00%	25.00%	25.00%
Customer A [Member] | Accounts Receivable, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.00%		28.00%	29.00%
Customer B [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	14.00%	17.00%	18.00%	19.00%
Customer B [Member] | Accounts Receivable, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%		18.00%	17.00%
Customer C [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	18.00%	17.00%	17.00%	18.00%
Customer C [Member] | Accounts Receivable, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%
Customer D [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	15.00%	16.00%	16.00%	16.00%
Customer D [Member] | Accounts Receivable, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%		18.00%	14.00%
Customer E [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%		10.00%
Customer E [Member] | Accounts Receivable, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				13.00%
Customer F [Member] | Accounts Receivable, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		13.00%	12.00%